Balance Sheet Components - Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,559	$ 2,908
Accumulated depreciation and amortization	(2,264)	(1,893)
Property and equipment, net	2,295	1,015
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,859	2,725
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	290	97
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 410	$ 86